Long-Term Debt - Carrying Values (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt	[1]	$ 2,635	$ 2,649
Term loan due 2023 | Term loan
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt		0	751
Senior Notes | Senior Notes due 2023
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt		598	596
Senior Notes | Senior Notes due 2027
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt		397	0
Senior Notes | Senior Notes due 2031
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt		493	495
Senior Notes | Senior Notes due 2032
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt		347	0
Senior Notes | Senior Notes due 2051
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt		488	490
Surplus notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt		250	250
FHLBI bank loans
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt		$ 62	$ 67

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.